Other net income	12 Months Ended
Dec. 31, 2023
Other income [abstract]
Other net income	24 Other net income
In 2023, Other net income of EUR -147 million (2022: EUR -56 million; 2021: EUR 236 million) includes EUR
-244 million (2022: EUR -333 million) net monetary loss reflecting the IAS 29 hyperinflation impact in Türkiye related to the indexation of Türkiye's statement of financial position and statement of profit or loss with an offsetting effect in the currency translation reserve. Furthermore, it includes the positive recovery of defaulted receivables of EUR 25 million (2022 EUR 32 million; 2021 EUR 25 million).
In 2022, other net income includes the proceeds of the agreement with Boursorama after our exit from the retail banking market in France of EUR 125 million and a gain of EUR 67 million from a legacy entity in Retail
Belgium.
In 2021, other net income included the recognition of EUR 72 million relating to a better than expected recovery of the insolvency of a financial institution in the Netherlands and EUR 34 million proceeds of the agreement with Raiffeisenbank due to the withdrawal from the retail banking market in the Czech Republic.